Subsequent events (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Equity position of entity acquired after reporting period

Amount recognized on acquisition	Hiper	Millennium	SetaDigital	Total
Current assets	1,428	718	2,490	4,636
Cash and cash equivalents	937	125	616	1,678
Accounts receivable	342	579	1,244	2,165
Other receivable	149	14	630	793
Non-current assets	8,696	12,605	16,760	38,061
Software (*)	5,025	5,954	3,379	14,358
Accounts receivable (*)	2,298	6,070	12,814	21,182
Property, plant and equipment	805	461	529	1,795
Intangible assets	568	120	38	726
Current liabilities	1,368	2,991	1,257	5,616
Suppliers	127	326	93	546
Loans and financing	—	443	—	443
Labor obligations	1,160	1,295	834	3,289
Tax liabilities	78	626	328	1,032
Other liabilities payable	3	301	2	306
Non‑current liabilities	—	1,679	—	1,679
Other liabilities payable	—	1,679	—	1,679

Fair value of assets acquired	10,124	13,323	19,250	42,697
Fair value of liabilities assumed	1,368	4,670	1,257	7,295
Total identifiable net assets	8,756	8,653	17,993	35,402
Consideration	32,314	86,671	34,686	153,671
Goodwill	23,558	78,018	16,693	118,269

(*)    Allocation of identifiable assets

Business Combination after Reporting Period | PinPag
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Equity position of entity acquired after reporting period

Presented below is the equity position of PinPag on:

January 31, 2020	Ametista	Diamante	Esmeralda	Safira
Assets
Cash and cash equivalents	2,089	1,903	3,070	2,960
Interest earning bank deposit	—	1,353	—	—
Accounts receivable	4,848	260	2,334	886
Other receivables	—	3	20	—
Current assets	6,937	3,519	5,424	3,846
Investment	—	1	—	—
Property, plant and equipment	—	83	9,101	983
Intangible assets	—	—	27	6
Non-current assets	—	84	9,128	989
Total assets	6,937	3,603	14,552	4,835

Liabilities
Suppliers	—	—	798	—
Labor obligations	—	85	102	—
Tax liabilities	312	180	990	365
Other liabilities	5,185	3,507	10,472	933
Current liabilities	5,497	3,772	12,362	1,298
Capital	350	30	1,350	2,300
Retained earnings (loss)	1,090	(199)	840	1,237
Shareholders' equity	1,440	(169)	2,190	3,537
Total liabilities and shareholders' equity	6,937	3,603	14,552	4,835

Business Combination after Reporting Period | Neemo
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Equity position of entity acquired after reporting period

Presented below is the equity position of Neemo on:

January 31, 2020
Assets
Cash and cash equivalents	75
Accounts receivable	226
Recoverable taxes	18
Other receivables	1
Current assets	320
Property, plant and equipment	66
Non-current assets	66
Total assets	386

Liabilities
Suppliers	37
Labor obligations	91
Tax liabilities	122
Current liabilities	250
Capital	5
Accumulated losses	61
Net income for the year	70
Shareholders' equity	136
Total liabilities and shareholders' equity	386